Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,347	$ 3,637
Interest receivables	45	67
Tax receivable, other than income tax	479	444
Loans to customers	70	71
Prepaid expenses	474	410
Other receivables	609	702
Current trade and other receivable	$ 6,024	$ 5,330